                                    FORM 13F

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: 12/31/03
                                                           ---------

            Check here if Amendment [_]; Amendment Number: _________

                        This Amendment (Check only one.):

                              [_] is a restatement.

                         [_] adds new holdings entries.

       Institutional Investment Manager Filing this Report:

       Name:     Tesuji Partners, LLC
                 ---------------------------------------------------------------
       Address:  1700 Broadway, New York, NY 10019
                 ---------------------------------------------------------------
       _________________________________________________________________________

       _________________________________________________________________________

       Form 13F File Number: 28- _______________________________________________

       The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

       Person Signing this Report on Behalf of Reporting Manager:

       Name:    Jean-Pierre Vaganay
            --------------------------------------------------------------------

       Title:   Agent
             -------------------------------------------------------------------

       Phone:   212 333 3353
             -------------------------------------------------------------------

       Signature, Place, and Date of Signing:

       /s/ Jean-Pierre Vaganay
       _________________________________________________________________________
       [Signature]

       New York, New York
       -------------------------------------------------------------------------
       [City, State]

       February 09, 2004
       -------------------------------------------------------------------------
       [Date]

       Report Type (Check only one.):

       [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

       [_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

       [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

       List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

     Form 13F File Number 28- __________________________________________________

     Name_______________________________________________________________________
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

     Number of Other Included Managers:
       0
     ---------------------------------------------------------------------------

     Form 13F Information Table Entry Total:
       4
     ---------------------------------------------------------------------------

     Form 13F Information Table Value Total:
     $162,183      (thousands)
     --------------

     List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.  None
         -----------------------------------------------------------------------

     Form 13F File Number 28- __________________________________________________


     Name_______________________________________________________________________
     [Repeat as necessary.]

------------------------------------------------------------------------------------------------------------------------------------
                                     Form 13F Information Table for Tesuji Partners LLC
------------------------------------------------------------------------------------------------------------------------------------
           Name                 Class       Cusip      Value       Shrs or     Sh/  Put/   Investment    Other     Voting Authority
                                                                                                                   -----------------
        of Issuer                                    (x $1,000)    Prn Amt     Prn  Call   Discretion   Managers   Sole       share
------------------------------------------------------------------------------------------------------------------------------------
Iron Mountain               Common Stock  462846106     82,346    2,082,600    Sh              82,346              82,346
------------------------------------------------------------------------------------------------------------------------------------
Golden West Financial Corp  Common Stock  381317106     19,049      184,600    Sh              19,049              19,049
------------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan               Common Stock  49455P101     39,597      670,000    Sh              39,597              39,597
------------------------------------------------------------------------------------------------------------------------------------
Regis Corp                  Common Stock  758932107     21,191      536,200    Sh              21,191              21,191
------------------------------------------------------------------------------------------------------------------------------------
                                                       162,183    3,473,400
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
* Numbers based on market value as of 12/31/03.
------------------------------------------------------------------------------------------------------------------------------------